CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data	Total	Start-up training business	Gaokao re-take business [Member]	Ordinary Shares [Member]	Ordinary Shares [Member] Start-up training business	Ordinary Shares [Member] Gaokao re-take business [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Start-up training business	Additional Paid-in Capital [Member] Gaokao re-take business [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income [Member] Start-up training business	Accumulated Other Comprehensive Income [Member] Gaokao re-take business [Member]	Cumulative Deficits [Member]	Cumulative Deficits [Member] Start-up training business	Cumulative Deficits [Member] Gaokao re-take business [Member]	Total China Distance Education Holding Limited Shareholders' Equity [Member]	Total China Distance Education Holding Limited Shareholders' Equity [Member] Start-up training business	Total China Distance Education Holding Limited Shareholders' Equity [Member] Gaokao re-take business [Member]	Non-controlling Interest [Member]	Non-controlling Interest [Member] Start-up training business	Non-controlling Interest [Member] Gaokao re-take business [Member]
Balance at Sep. 30, 2009	$ 76,872			$ 14			$ 76,797			$ 1,702			$ (4,604)			$ 73,909			$ 2,963
Balance, shares at Sep. 30, 2009				138,765,685
Net income (loss)	(2,842)												(1,898)			(1,898)			(944)
Foreign currency translation adjustments	715									697						697			18
Repurchase of ordinary shares, shares				(1,909,600)
Repurchase of ordinary shares	(2,172)						(2,172)									(2,172)
Number of shares: Exercised				76,764
Options exercised	63						63									63
Stock-based compensation expense - stock options (Note 23)	4,387						4,387									4,387
Loan to optionees in connection with exercise of options
Balance at Sep. 30, 2010	77,023			14			79,075			2,399			(6,502)			74,986			2,037
Balance, shares at Sep. 30, 2010				136,932,849
Net income (loss)	(4,105)												(3,802)			(3,802)			(303)
Foreign currency translation adjustments	1,855									1,822						1,822			33
Repurchase of ordinary shares, shares				(9,223,188)
Repurchase of ordinary shares	(8,138)			(1)			(8,137)									(8,138)
Number of shares: Exercised				91,012
Options exercised	75						75									75
Stock-based compensation expense - stock options (Note 23)	6,024						6,024									6,024
Acquisition of noncontrolling interest								856	911								856	911		(856)	(911)
Loan to optionees in connection with exercise of options
Balance at Sep. 30, 2011	72,734			13			78,804			4,221			(10,304)			72,734
Balance, shares at Sep. 30, 2011				127,800,673
Net income (loss)	8,209												8,209			8,209
Foreign currency translation adjustments	701									701						701
Repurchase of ordinary shares, shares				(1,285,464)
Repurchase of ordinary shares	(993)						(993)									(993)
Number of shares: Exercised	7,096,540			7,871,640
Options exercised	3,981						3,981									3,981
Stock-based compensation expense - stock options (Note 23)	141						141									141
Dividends	(16,268)						(16,268)									(16,268)
Loan to optionees in connection with exercise of options	(3,888)						(3,888)									(3,888)
Balance at Sep. 30, 2012	$ 64,617			$ 13			$ 61,777			$ 4,922			$ (2,095)			$ 64,617
Balance, shares at Sep. 30, 2012				134,386,849